Business Acquisition - Revenue and Earnings (Details) $ in Millions	12 Months Ended
Feb. 28, 2019 USD ($)
Business Acquisition Revenue and Earnings [Line Items]
Revenue	$ 2
Net loss before income taxes	$ (5)